SCHEDULE OF STOCK OPTIONS OUTSTANDING (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Share Capital
Number of options outstanding, Beginning Balance | shares	35,954	35,154
Weighted average exercise price, Beginning Balance | $ / shares	$ 112.00	$ 115.00
Number of options outstanding, Exercised | shares		(400)
Weighted average exercise price, Exercised | $ / shares		$ 53.75
Number of options outstanding, issued | shares		1,200
Weighted average exercise price, Issued | $ / shares		$ 15.65
Number of options outstanding, forfeited | shares	(4,350)
Weighted average exercise price, forfeited | $ / shares	$ 106.83
Number of options outstanding, Ending Balance | shares	31,604	35,954
Weighted average exercise price, Ending Balance | $ / shares	$ 112.05	$ 112.00